Document and Entity Information	12 Months Ended
Jan. 31, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Sep 30, 2012
Registrant Name	VIRTUS OPPORTUNITIES TRUST
Central Index Key	0001005020
Amendment Flag	false
Document Creation Date	May 23, 2013
Document Effective Date	May 23, 2013
Prospectus Date	Jan 31, 2013

Virtus Foreign Opportunities Fund,

a series of Virtus Opportunities Trust

Supplement dated May 22, 2013

to the Prospectuses dated January 31, 2013

IMPORTANT NOTICE TO INVESTORS

The following corrects after-tax performance information for Class A Shares appearing under “Average Annual Total Returns” in the fund’s summary prospectus and the summary section of the statutory prospectus.

	1 Year	5 Years	10 Years	Class C Since Inception (10/10/03)	Class I Since Inception (5/15/06)

Class A
Return Before Taxes	12.94%	-1.95%	10.47%	—	—
Return After Taxes on Distributions	12.88%	-1.90%	10.14%	—	—
Return After Taxes on Distributions and Sale of Fund Shares	8.75%	-1.45%	9.36%	—	—

Class C
Return Before Taxes	18.97%	-1.53%	—	9.34%	—

Class I
Return Before Taxes	20.17%	-0.51%	—	—	4.45%
S&P 500® Index (reflects no deduction of fees, expenses or taxes)	16.00%	1.66%	7.10%	5.89%	3.67%
Morgan Stanley Capital International EAFE® Index (net) (reflects no deduction of fees, expenses or taxes)	17.32%	-3.69%	8.21%	6.24%	0.18%

Virtus Real Estate Securities Fund,

a series of Virtus Opportunities Trust

Supplement dated May 22, 2013

to the Prospectuses dated January 31, 2013

IMPORTANT NOTICE TO INVESTORS

The following corrects after-tax performance information for Class A Shares appearing under “Average Annual Total Returns” in the fund’s summary prospectus and the summary section of the statutory prospectus.

	1 Year	5 Years	10 Years	Class C Since Inception (7/25/03)	Class I Since Inception (12/28/06)

Class A
Return Before Taxes	9.82%	4.28%	11.44%	—	—
Return After Taxes on Distributions	9.46%	3.71%	10.49%	—	—
Return After Taxes on Distributions and Sale of Fund Shares	6.37%	3.29%	9.69%	—	—

Class B
Return Before Taxes	11.63%	4.72%	11.25%	—	—

Class C
Return Before Taxes	15.63%	4.73%	—	10.11%	—

Class I
Return Before Taxes	16.80%	5.79%	—	—	1.81%
S&P 500® Index (reflects no deduction of fees, expenses or taxes)	16.00%	1.66%	7.10%	5.99%	2.29%
FTSE NAREIT Equity REITs Index (reflects no deduction of fees, expenses or taxes)	18.06%	5.45%	11.63%	10.23%	1.59%

Virtus Global Commodities Stock Fund, Virtus Global Dividend Fund,

Virtus Opportunities Fund, Virtus Global Real Estate Securities Fund,

Virtus Greater Asia ex Japan Opportunities Fund,

Virtus Greater European Opportunities Fund, Virtus International Equity Fund

and Virtus International Real Estate Securities Fund,

each a series of Virtus Opportunities Trust

Supplement dated May 22, 2013

to the Prospectuses dated January 31, 2013

IMPORTANT NOTICE TO INVESTORS

The following corrects after-tax performance information for Class A Shares appearing under “Average Annual Total Returns” in each fund’s summary prospectus and the summary section of the statutory prospectus.

VIRTUS GLOBAL COMMODITIES STOCK FUND

	1 Year	Since Inception (3/15/11)

Class A
Return Before Taxes	0.67%	-5.35%
Return After Taxes on Distributions	0.42%	-5.47%
Return After Taxes on Distributions and Sale of Fund Shares	0.82%	-4.50%

Class C
Return Before Taxes	5.97%	-2.90%

Class I
Return Before Taxes	7.09%	-1.92%
S&P 500® Index (reflects no deduction of fees, expenses or taxes)	16.00%	8.45%
MSCI AC World Commodity Producer Sector Capped Index (net) (reflects no deduction of fees, expenses or taxes)	6.84%	-4.87%

VIRTUS GLOBAL DIVIDEND FUND

	1 Year	5 Years	Class A and Class C Since Inception (12/30/04)	Class I Since Inception (6/6/08)

Class A
Return Before Taxes	4.78%	0.04%	6.41%	—
Return After Taxes on Distributions	4.36%	0.00%	6.09%	—
Return After Taxes on Distributions and Sale of Fund Shares	3.63%	0.35%	5.76%	—

Class C
Return Before Taxes	10.31%	0.50%	6.41%	—

Class I
Return Before Taxes	11.45%	—	—	2.69%
S&P 500® Index (reflects no deduction of fees, expenses or taxes)	16.00%	1.66%	4.23%	3.32%
Global Dividend Linked Benchmark (reflects no deduction of fees, expenses or taxes)	6.65%	-1.08%	6.09%	-0.20%

VIRTUS GLOBAL OPPORTUNITIES FUND

	1 Year	5 Years	10 Years	Class I Since Inception (8/8/12)

Class A
Return Before Taxes	12.54%	-1.72%	6.78%	—
Return After Taxes on Distributions	12.49%	-1.68%	6.59%	—
Return After Taxes on Distributions and Sale of Fund Shares	8.22%	-1.31%	6.05%	—

Class B
Return Before Taxes	14.50%	-1.26%	6.63%	—

Class C
Return Before Taxes	18.47%	-1.28%	6.62%	—

Class I
Return Before Taxes	—	—	—	8.30%
S&P 500® Index (reflects no deduction of fees, expenses or taxes)	16.00%	1.66%	7.10%	2.72%
MSCI AC World Index (net) (reflects no deduction of fees, expenses or taxes)	16.13%	-1.16%	8.11%	6.20%

VIRTUS GLOBAL REAL ESTATE SECURITIES FUND

	1 Year	Since Inception (3/2/09)

Class A
Return Before Taxes	16.30%	30.58%
Return After Taxes on Distributions	15.20%	28.00%
Return After Taxes on Distributions and Sale of Fund Shares	10.71%	25.56%

Class C
Return Before Taxes	22.45%	31.63%

Class I
Return Before Taxes	23.70%	32.97%
S&P 500® Index (reflects no deduction of fees, expenses or taxes)	16.00%	22.96%
FTSE EPRA/NAREIT Developed Rental Index (net) (reflects no deduction of fees, expenses or taxes)	22.54%	32.80%

VIRTUS GREATER ASIA EX JAPAN OPPORTUNITIES FUND

	1 Year	Since Inception (4/21/09)

Class A
Return Before Taxes	17.43%	18.12%
Return After Taxes on Distributions	17.01%	16.58%
Return After Taxes on Distributions and Sale of Fund Shares	12.32%	15.24%

Class C
Return Before Taxes	23.60%	19.12%

Class I
Return Before Taxes	24.89%	20.35%
S&P 500® Index (reflects no deduction of fees, expenses or taxes)	16.00%	16.94%
MSCI AC Asia Pacific ex Japan Index (net) (reflects no deduction of fees, expenses or taxes)	22.31%	18.87%

VIRTUS GREATER EUROPEAN OPPORTUNITIES FUND

	1 Year	Since Inception (4/21/09)

Class A
Return Before Taxes	18.42%	16.40%
Return After Taxes on Distributions	17.92%	15.44%
Return After Taxes on Distributions and Sale of Fund Shares	12.97%	14.30%

Class C
Return Before Taxes	24.75%	17.39%

Class I
Return Before Taxes	25.98%	18.56%
S&P 500® Index (reflects no deduction of fees, expenses or taxes)	16.00%	17.45%
MSCI Europe Index (net) (reflects no deduction of fees, expenses or taxes)	19.12%	14.27%

VIRTUS INTERNATIONAL EQUITY FUND

	1 Year	Since Inception (9/16/10)

Class A
Return Before Taxes	9.18%	5.82%
Return After Taxes on Distributions	9.20%	5.63%
Return After Taxes on Distributions and Sale of Fund Shares	6.82%	5.19%

Class C
Return Before Taxes	14.82%	7.60%

Class I
Return Before Taxes	15.99%	8.70%
S&P 500® Index (reflects no deduction of fees, expenses or taxes)	16.00%	13.31%
MSCI EAFE® Index (net) (reflects no deduction of fees, expenses or taxes)	17.32%	5.33%

VIRTUS INTERNATIONAL REAL ESTATE SECURITIES FUND

	1 Year	5 Years	Since Inception (10/1/07)

Class A
Return Before Taxes	27.11%	-0.11%	-2.27%
Return After Taxes on Distributions	24.30%	-1.66%	-3.81%
Return After Taxes on Distributions and Sale of Fund Shares	18.34%	-0.80%	-2.61%

Class C
Return Before Taxes	33.98%	0.35%	-1.89%

Class I
Return Before Taxes	35.25%	1.35%	-0.90%
S&P 500® Index (reflects no deduction of fees, expenses or taxes)	16.00%	1.66%	0.68%
FTSE EPRA/NAREIT Developed Rental ex U.S. Index (net) (reflects no deduction of fees, expenses or taxes)	30.76%	-0.49%	-2.79%

Virtus Allocator Premium AlphaSectorSM Fund, Virtus AlphaSectorSM Rotation Fund,

Virtus Alternatives Diversifier Fund, Virtus Dynamic AlphaSectorSM Fund,

Virtus Global Premium AlphaSectorSM Fund and Virtus Premium AlphaSectorSM Fund,

each a series of Virtus Opportunities Trust

Supplement dated May 22, 2013

to the Prospectuses dated January 31, 2013

IMPORTANT NOTICE TO INVESTORS

The following corrects after-tax performance information for Class A Shares appearing under “Average Annual Total Returns” in each fund’s summary prospectus and the summary section of the statutory prospectus.

Virtus Allocator Premium AlphaSectorSM Fund

	1 Year	Since Inception (3/15/11)

Class A
Return Before Taxes	2.51%	0.85%
Return After Taxes on Distributions	2.46%	0.79%
Return After Taxes on Distributions and Sale of Fund Shares	1.89%	0.76%

Class C
Return Before Taxes	7.99%	3.52%

Class I
Return Before Taxes	8.97%	4.49%
S&P 500® Index (reflects no deduction of fees, expenses or taxes)	16.00%	8.45%
Dow Jones Global Moderate Portfolio Index (net) (reflects no deduction of fees, expenses or taxes)	11.24%	5.99%

Virtus AlphaSectorSM Rotation Fund*

	1 Year	5 Years	Class A and Class C Since Inception (8/1/03)	Class I Since Inception (10/1/09)

Class A
Return Before Taxes	5.57%	0.48%	4.82%	—
Return After Taxes on Distributions	4.35%	-0.02%	4.04%	—
Return After Taxes on Distributions and Sale of Fund Shares	4.08%	0.25%	3.92%	—

Class C
Return Before Taxes	11.18%	0.94%	4.71%	—

Class I
Return Before Taxes	12.31%	—	—	11.27%
S&P 500® Index (reflects no deduction of fees, expenses or taxes)	16.00%	1.66%	6.21%	12.89%
AlphaSector Rotation Linked Benchmark (reflects no deduction of fees, expenses or taxes)	16.00%	3.49%	6.63%	12.89%

*	Note that the Supplemental Performance appearing in the fund’s current prospectuses is correct as shown in those prospectuses.

Virtus Alternatives Diversifier Fund

	1 Year	5 Years	Class A and Class C Since Inception (11/30/05)	Class I Since Inception (10/1/09)

Class A
Return Before Taxes	3.40%	-0.89%	2.16%	—
Return After Taxes on Distributions	3.05%	-1.25%	1.81%	—
Return After Taxes on Distributions and Sale of Fund Shares	2.54%	-0.89%	1.73%	—

Class C
Return Before Taxes	8.85%	-0.45%	2.25%	—

Class I
Return Before Taxes	9.99%	—	—	7.73%
S&P 500® Index (reflects no deduction of fees, expenses or taxes)	16.00%	1.66%	4.07%	12.89%
Composite Benchmark (reflects no deduction of fees, expenses or taxes)	6.96%	0.68%	4.21%	7.22%

Virtus Dynamic AlphaSectorSM Fund**

	1 Year	5 Years	10 Years	Class I Since Inception (10/1/09)

Class A
Return Before Taxes	0.56%	-1.96%	-1.35%	—
Return After Taxes on Distributions	0.48%	-2.05%	-1.48%	—
Return After Taxes on Distributions and Sale of Fund Shares	0.46%	-1.65%	-1.16%	—

Class B
Return Before Taxes	1.88%	-1.78%	-1.52%	—

Class C
Return Before Taxes	5.94%	-1.55%	-1.50%	—

Class I
Return Before Taxes	7.20%	—	—	-1.34%
S&P 500® Index (reflects no deduction of fees, expenses or taxes)	16.00%	1.66%	7.10%	12.89%
Dynamic AlphaSector Linked Benchmark (reflects no deduction of fees, expenses or taxes)	8.30%	2.05%	2.50%	2.56%

**	This performance information supersedes the performance information contained in the supplement dated May 17, 2013.

Virtus Global Premium AlphaSectorSM Fund

	1 Year	Since Inception (3/15/11)

Class A
Return Before Taxes	4.86%	0.80%
Return After Taxes on Distributions	4.88%	0.77%
Return After Taxes on Distributions and Sale of Fund Shares	3.56%	0.78%

Class C
Return Before Taxes	10.35%	3.38%

Class I
Return Before Taxes	11.47%	4.39%
S&P 500® Index (reflects no deduction of fees, expenses or taxes)	16.00%	8.45%
MSCI World Index (net) (reflects no deduction of fees, expenses or taxes)	15.83%	5.30%

Virtus Premium AlphaSectorSM Fund

	1 Year	Since Inception (7/1/10)

Class A
Return Before Taxes	3.73%	10.04%
Return After Taxes on Distributions	3.59%	9.91%
Return After Taxes on Distributions and Sale of Fund Shares	2.60%	8.62%

Class C
Return Before Taxes	9.24%	11.83%

Class I
Return Before Taxes	10.31%	12.93%
S&P 500® Index (reflects no deduction of fees, expenses or taxes)	16.00%	16.47%

Virtus Bond Fund, Virtus CA Tax-Exempt Bond Fund,

Virtus High Yield Fund, Virtus Multi-Sector Intermediate Bond Fund

and Virtus Senior Floating Rate Fund,

each a series of Virtus Opportunities Trust

Supplement dated May 22, 2013

to the Prospectuses dated January 31, 2013

IMPORTANT NOTICE TO INVESTORS

The following corrects after-tax performance information for Class A Shares appearing under “Average Annual Total Returns” in each fund’s summary prospectus and the summary section of the statutory prospectus.

Virtus Bond Fund

	1 Year	5 Years	10 Years

Class A
Return Before Taxes	4.13%	5.84%	5.12%
Return After Taxes on Distributions	3.02%	4.37%	3.60%
Return After Taxes on Distributions and Sale of Fund Shares	2.66%	4.11%	3.47%

Class B
Return Before Taxes	3.39%	5.86%	4.72%

Class C
Return Before Taxes	7.36%	5.85%	4.73%

Class I
Return Before Taxes	8.49%	6.92%	5.79%
Barclays U.S. Aggregate Bond Index (reflects no deduction of fees, expenses or taxes)	4.22%	5.95%	5.18%

Virtus CA Tax-Exempt Bond Fund

	1 Year	5 Years	10 Years	Class I Since Inception (9/29/06)

Class A
Return Before Taxes	5.46%	4.87%	4.08%	—
Return After Taxes on Distributions	5.25%	4.82%	3.97%	—
Return After Taxes on Distributions and Sale of Fund Shares	5.14%	4.72%	3.98%	—

Class I
Return Before Taxes	8.72%	5.73%	—	5.12%
Barclays U.S. Aggregate Bond Index (reflects no deduction of fees, expenses or taxes)	4.22%	5.95%	5.18%	6.06%
Barclays California Municipal Bond Index (reflects no deduction of fees, expenses or taxes)	8.15%	6.11%	5.30%	5.52%

Virtus High Yield Fund

	1 Year	5 Years	10 Years	Class I Since Inception (8/8/12)

Class A
Return Before Taxes	11.84%	5.32%	6.44%	—
Return After Taxes on Distributions	9.27%	2.57%	3.76%	—
Return After Taxes on Distributions and Sale of Fund Shares	7.58%	2.82%	3.88%	—

Class B
Return Before Taxes	11.09%	5.35%	6.05%	—

Class C
Return Before Taxes	15.22%	5.35%	6.06%	—

Class I
Return Before Taxes	—	—	—	5.89%
Barclays U.S. Aggregate Bond Index (reflects no deduction of fees, expenses or taxes)	4.22%	5.95%	5.18%	0.90%
Barclays U.S. High-Yield 2% Issuer Capped Bond Index (reflects no deduction of fees, expenses or taxes)	15.78%	10.45%	10.60%	5.24%

Virtus Multi-Sector Intermediate Bond Fund

	1 Year	5 Years	10 Years	Class I Since Inception (10/1/09)

Class A
Return Before Taxes	9.80%	7.24%	7.28%	—
Return After Taxes on Distributions	7.51%	4.72%	4.91%	—
Return After Taxes on Distributions and Sale of Fund Shares	6.51%	4.64%	4.81%	—

Class B
Return Before Taxes	8.99%	7.25%	6.90%	—

Class C
Return Before Taxes	13.33%	7.28%	6.91%	—

Class I
Return Before Taxes	14.46%	—	—	10.86%
Barclays U.S. Aggregate Bond Index (reflects no deduction of fees, expenses or taxes)	4.22%	5.95%	5.18%	5.64%

Virtus Senior Floating Rate Fund

	1 Year	Since Inception (1/31/08)

Class A
Return Before Taxes	5.72%	5.69%
Return After Taxes on Distributions	3.88%	3.41%
Return After Taxes on Distributions and Sale of Fund Shares	3.68%	3.49%

Class C
Return Before Taxes	8.00%	5.55%

Class I
Return Before Taxes	8.98%	6.54%
Barclays U.S. Aggregate Bond Index (reflects no deduction of fees, expenses or taxes)	4.22%	5.69%
S&P/LSTA Leveraged Loan Index (net) (reflects no deduction of fees, expenses or taxes)	9.66%	6.48%

Virtus Multi-Sector Short Term Bond Fund,

a series of Virtus Opportunities Trust

Supplement dated May 22, 2013

to the Prospectuses dated January 31, 2013

IMPORTANT NOTICE TO INVESTORS

The following corrects after-tax performance information for Class A Shares appearing under “Average Annual Total Returns” in the fund’s summary prospectus and the summary section of the statutory prospectus.

	1 Year	5 Years	10 Years	Class I Since Inception (6/6/08)	Class T Since Inception (6/2/03)

Class A
Return Before Taxes	6.93%	6.30%	5.52%	—	—
Return After Taxes on Distributions	5.36%	4.36%	3.73%	—	—
Return After Taxes on Distributions and Sale of Fund Shares	4.47%	4.21%	3.65%	—	—

Class B
Return Before Taxes	7.37%	6.24%	5.24%	—	—

Class C
Return Before Taxes	9.01%	6.49%	5.54%	—	—

Class I
Return Before Taxes	9.66%	—	—	7.76%	—

Class T
Return Before Taxes	8.49%	5.98%	—	—	4.65%
Barclays U.S. Aggregate Bond Index (reflects no deduction of fees, expenses or taxes)	4.22%	5.95%	5.18%	6.17%	4.99%
B of A Merrill Lynch 1-2.99 Year Medium Quality Corporate Bond Index (reflects no deduction of fees, expenses or taxes)	4.90%	4.53%	4.23%	4.47%	3.99%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VIRTUS OPPORTUNITIES TRUST
Prospectus Date	rr_ProspectusDate	Jan 31, 2013
Supplement [Text Block]	vot_SupplementTextBlock
Virtus Foreign Opportunities Fund,

a series of Virtus Opportunities Trust

Supplement dated May 22, 2013

to the Prospectuses dated January 31, 2013

IMPORTANT NOTICE TO INVESTORS

The following corrects after-tax performance information for Class A Shares appearing under “Average Annual Total Returns” in the fund’s summary prospectus and the summary section of the statutory prospectus.

	1 Year	5 Years	10 Years	Class C Since Inception (10/10/03)	Class I Since Inception (5/15/06)

Class A
Return Before Taxes	12.94%	-1.95%	10.47%	—	—
Return After Taxes on Distributions	12.88%	-1.90%	10.14%	—	—
Return After Taxes on Distributions and Sale of Fund Shares	8.75%	-1.45%	9.36%	—	—

Class C
Return Before Taxes	18.97%	-1.53%	—	9.34%	—

Class I
Return Before Taxes	20.17%	-0.51%	—	—	4.45%
S&P 500® Index (reflects no deduction of fees, expenses or taxes)	16.00%	1.66%	7.10%	5.89%	3.67%
Morgan Stanley Capital International EAFE® Index (net) (reflects no deduction of fees, expenses or taxes)	17.32%	-3.69%	8.21%	6.24%	0.18%

Virtus Real Estate Securities Fund,

a series of Virtus Opportunities Trust

Supplement dated May 22, 2013

to the Prospectuses dated January 31, 2013

IMPORTANT NOTICE TO INVESTORS

The following corrects after-tax performance information for Class A Shares appearing under “Average Annual Total Returns” in the fund’s summary prospectus and the summary section of the statutory prospectus.

	1 Year	5 Years	10 Years	Class C Since Inception (7/25/03)	Class I Since Inception (12/28/06)

Class A
Return Before Taxes	9.82%	4.28%	11.44%	—	—
Return After Taxes on Distributions	9.46%	3.71%	10.49%	—	—
Return After Taxes on Distributions and Sale of Fund Shares	6.37%	3.29%	9.69%	—	—

Class B
Return Before Taxes	11.63%	4.72%	11.25%	—	—

Class C
Return Before Taxes	15.63%	4.73%	—	10.11%	—

Class I
Return Before Taxes	16.80%	5.79%	—	—	1.81%
S&P 500® Index (reflects no deduction of fees, expenses or taxes)	16.00%	1.66%	7.10%	5.99%	2.29%
FTSE NAREIT Equity REITs Index (reflects no deduction of fees, expenses or taxes)	18.06%	5.45%	11.63%	10.23%	1.59%

Virtus Global Commodities Stock Fund, Virtus Global Dividend Fund,

Virtus Opportunities Fund, Virtus Global Real Estate Securities Fund,

Virtus Greater Asia ex Japan Opportunities Fund,

Virtus Greater European Opportunities Fund, Virtus International Equity Fund

and Virtus International Real Estate Securities Fund,

each a series of Virtus Opportunities Trust

Supplement dated May 22, 2013

to the Prospectuses dated January 31, 2013

IMPORTANT NOTICE TO INVESTORS

The following corrects after-tax performance information for Class A Shares appearing under “Average Annual Total Returns” in each fund’s summary prospectus and the summary section of the statutory prospectus.

VIRTUS GLOBAL COMMODITIES STOCK FUND

	1 Year	Since Inception (3/15/11)

Class A
Return Before Taxes	0.67%	-5.35%
Return After Taxes on Distributions	0.42%	-5.47%
Return After Taxes on Distributions and Sale of Fund Shares	0.82%	-4.50%

Class C
Return Before Taxes	5.97%	-2.90%

Class I
Return Before Taxes	7.09%	-1.92%
S&P 500® Index (reflects no deduction of fees, expenses or taxes)	16.00%	8.45%
MSCI AC World Commodity Producer Sector Capped Index (net) (reflects no deduction of fees, expenses or taxes)	6.84%	-4.87%

VIRTUS GLOBAL DIVIDEND FUND

	1 Year	5 Years	Class A and Class C Since Inception (12/30/04)	Class I Since Inception (6/6/08)

Class A
Return Before Taxes	4.78%	0.04%	6.41%	—
Return After Taxes on Distributions	4.36%	0.00%	6.09%	—
Return After Taxes on Distributions and Sale of Fund Shares	3.63%	0.35%	5.76%	—

Class C
Return Before Taxes	10.31%	0.50%	6.41%	—

Class I
Return Before Taxes	11.45%	—	—	2.69%
S&P 500® Index (reflects no deduction of fees, expenses or taxes)	16.00%	1.66%	4.23%	3.32%
Global Dividend Linked Benchmark (reflects no deduction of fees, expenses or taxes)	6.65%	-1.08%	6.09%	-0.20%

VIRTUS GLOBAL OPPORTUNITIES FUND

	1 Year	5 Years	10 Years	Class I Since Inception (8/8/12)

Class A
Return Before Taxes	12.54%	-1.72%	6.78%	—
Return After Taxes on Distributions	12.49%	-1.68%	6.59%	—
Return After Taxes on Distributions and Sale of Fund Shares	8.22%	-1.31%	6.05%	—

Class B
Return Before Taxes	14.50%	-1.26%	6.63%	—

Class C
Return Before Taxes	18.47%	-1.28%	6.62%	—

Class I
Return Before Taxes	—	—	—	8.30%
S&P 500® Index (reflects no deduction of fees, expenses or taxes)	16.00%	1.66%	7.10%	2.72%
MSCI AC World Index (net) (reflects no deduction of fees, expenses or taxes)	16.13%	-1.16%	8.11%	6.20%

VIRTUS GLOBAL REAL ESTATE SECURITIES FUND

	1 Year	Since Inception (3/2/09)

Class A
Return Before Taxes	16.30%	30.58%
Return After Taxes on Distributions	15.20%	28.00%
Return After Taxes on Distributions and Sale of Fund Shares	10.71%	25.56%

Class C
Return Before Taxes	22.45%	31.63%

Class I
Return Before Taxes	23.70%	32.97%
S&P 500® Index (reflects no deduction of fees, expenses or taxes)	16.00%	22.96%
FTSE EPRA/NAREIT Developed Rental Index (net) (reflects no deduction of fees, expenses or taxes)	22.54%	32.80%

VIRTUS GREATER ASIA EX JAPAN OPPORTUNITIES FUND

	1 Year	Since Inception (4/21/09)

Class A
Return Before Taxes	17.43%	18.12%
Return After Taxes on Distributions	17.01%	16.58%
Return After Taxes on Distributions and Sale of Fund Shares	12.32%	15.24%

Class C
Return Before Taxes	23.60%	19.12%

Class I
Return Before Taxes	24.89%	20.35%
S&P 500® Index (reflects no deduction of fees, expenses or taxes)	16.00%	16.94%
MSCI AC Asia Pacific ex Japan Index (net) (reflects no deduction of fees, expenses or taxes)	22.31%	18.87%

VIRTUS GREATER EUROPEAN OPPORTUNITIES FUND

	1 Year	Since Inception (4/21/09)

Class A
Return Before Taxes	18.42%	16.40%
Return After Taxes on Distributions	17.92%	15.44%
Return After Taxes on Distributions and Sale of Fund Shares	12.97%	14.30%

Class C
Return Before Taxes	24.75%	17.39%

Class I
Return Before Taxes	25.98%	18.56%
S&P 500® Index (reflects no deduction of fees, expenses or taxes)	16.00%	17.45%
MSCI Europe Index (net) (reflects no deduction of fees, expenses or taxes)	19.12%	14.27%

VIRTUS INTERNATIONAL EQUITY FUND

	1 Year	Since Inception (9/16/10)

Class A
Return Before Taxes	9.18%	5.82%
Return After Taxes on Distributions	9.20%	5.63%
Return After Taxes on Distributions and Sale of Fund Shares	6.82%	5.19%

Class C
Return Before Taxes	14.82%	7.60%

Class I
Return Before Taxes	15.99%	8.70%
S&P 500® Index (reflects no deduction of fees, expenses or taxes)	16.00%	13.31%
MSCI EAFE® Index (net) (reflects no deduction of fees, expenses or taxes)	17.32%	5.33%

VIRTUS INTERNATIONAL REAL ESTATE SECURITIES FUND

	1 Year	5 Years	Since Inception (10/1/07)

Class A
Return Before Taxes	27.11%	-0.11%	-2.27%
Return After Taxes on Distributions	24.30%	-1.66%	-3.81%
Return After Taxes on Distributions and Sale of Fund Shares	18.34%	-0.80%	-2.61%

Class C
Return Before Taxes	33.98%	0.35%	-1.89%

Class I
Return Before Taxes	35.25%	1.35%	-0.90%
S&P 500® Index (reflects no deduction of fees, expenses or taxes)	16.00%	1.66%	0.68%
FTSE EPRA/NAREIT Developed Rental ex U.S. Index (net) (reflects no deduction of fees, expenses or taxes)	30.76%	-0.49%	-2.79%

Virtus Allocator Premium AlphaSectorSM Fund, Virtus AlphaSectorSM Rotation Fund,

Virtus Alternatives Diversifier Fund, Virtus Dynamic AlphaSectorSM Fund,

Virtus Global Premium AlphaSectorSM Fund and Virtus Premium AlphaSectorSM Fund,

each a series of Virtus Opportunities Trust

Supplement dated May 22, 2013

to the Prospectuses dated January 31, 2013

IMPORTANT NOTICE TO INVESTORS

The following corrects after-tax performance information for Class A Shares appearing under “Average Annual Total Returns” in each fund’s summary prospectus and the summary section of the statutory prospectus.

Virtus Allocator Premium AlphaSectorSM Fund

	1 Year	Since Inception (3/15/11)

Class A
Return Before Taxes	2.51%	0.85%
Return After Taxes on Distributions	2.46%	0.79%
Return After Taxes on Distributions and Sale of Fund Shares	1.89%	0.76%

Class C
Return Before Taxes	7.99%	3.52%

Class I
Return Before Taxes	8.97%	4.49%
S&P 500® Index (reflects no deduction of fees, expenses or taxes)	16.00%	8.45%
Dow Jones Global Moderate Portfolio Index (net) (reflects no deduction of fees, expenses or taxes)	11.24%	5.99%

Virtus AlphaSectorSM Rotation Fund*

	1 Year	5 Years	Class A and Class C Since Inception (8/1/03)	Class I Since Inception (10/1/09)

Class A
Return Before Taxes	5.57%	0.48%	4.82%	—
Return After Taxes on Distributions	4.35%	-0.02%	4.04%	—
Return After Taxes on Distributions and Sale of Fund Shares	4.08%	0.25%	3.92%	—

Class C
Return Before Taxes	11.18%	0.94%	4.71%	—

Class I
Return Before Taxes	12.31%	—	—	11.27%
S&P 500® Index (reflects no deduction of fees, expenses or taxes)	16.00%	1.66%	6.21%	12.89%
AlphaSector Rotation Linked Benchmark (reflects no deduction of fees, expenses or taxes)	16.00%	3.49%	6.63%	12.89%

*	Note that the Supplemental Performance appearing in the fund’s current prospectuses is correct as shown in those prospectuses.

Virtus Alternatives Diversifier Fund

	1 Year	5 Years	Class A and Class C Since Inception (11/30/05)	Class I Since Inception (10/1/09)

Class A
Return Before Taxes	3.40%	-0.89%	2.16%	—
Return After Taxes on Distributions	3.05%	-1.25%	1.81%	—
Return After Taxes on Distributions and Sale of Fund Shares	2.54%	-0.89%	1.73%	—

Class C
Return Before Taxes	8.85%	-0.45%	2.25%	—

Class I
Return Before Taxes	9.99%	—	—	7.73%
S&P 500® Index (reflects no deduction of fees, expenses or taxes)	16.00%	1.66%	4.07%	12.89%
Composite Benchmark (reflects no deduction of fees, expenses or taxes)	6.96%	0.68%	4.21%	7.22%

Virtus Dynamic AlphaSectorSM Fund**

	1 Year	5 Years	10 Years	Class I Since Inception (10/1/09)

Class A
Return Before Taxes	0.56%	-1.96%	-1.35%	—
Return After Taxes on Distributions	0.48%	-2.05%	-1.48%	—
Return After Taxes on Distributions and Sale of Fund Shares	0.46%	-1.65%	-1.16%	—

Class B
Return Before Taxes	1.88%	-1.78%	-1.52%	—

Class C
Return Before Taxes	5.94%	-1.55%	-1.50%	—

Class I
Return Before Taxes	7.20%	—	—	-1.34%
S&P 500® Index (reflects no deduction of fees, expenses or taxes)	16.00%	1.66%	7.10%	12.89%
Dynamic AlphaSector Linked Benchmark (reflects no deduction of fees, expenses or taxes)	8.30%	2.05%	2.50%	2.56%

**	This performance information supersedes the performance information contained in the supplement dated May 17, 2013.

Virtus Global Premium AlphaSectorSM Fund

	1 Year	Since Inception (3/15/11)

Class A
Return Before Taxes	4.86%	0.80%
Return After Taxes on Distributions	4.88%	0.77%
Return After Taxes on Distributions and Sale of Fund Shares	3.56%	0.78%

Class C
Return Before Taxes	10.35%	3.38%

Class I
Return Before Taxes	11.47%	4.39%
S&P 500® Index (reflects no deduction of fees, expenses or taxes)	16.00%	8.45%
MSCI World Index (net) (reflects no deduction of fees, expenses or taxes)	15.83%	5.30%

Virtus Premium AlphaSectorSM Fund

	1 Year	Since Inception (7/1/10)

Class A
Return Before Taxes	3.73%	10.04%
Return After Taxes on Distributions	3.59%	9.91%
Return After Taxes on Distributions and Sale of Fund Shares	2.60%	8.62%

Class C
Return Before Taxes	9.24%	11.83%

Class I
Return Before Taxes	10.31%	12.93%
S&P 500® Index (reflects no deduction of fees, expenses or taxes)	16.00%	16.47%

Virtus Bond Fund, Virtus CA Tax-Exempt Bond Fund,

Virtus High Yield Fund, Virtus Multi-Sector Intermediate Bond Fund

and Virtus Senior Floating Rate Fund,

each a series of Virtus Opportunities Trust

Supplement dated May 22, 2013

to the Prospectuses dated January 31, 2013

IMPORTANT NOTICE TO INVESTORS

The following corrects after-tax performance information for Class A Shares appearing under “Average Annual Total Returns” in each fund’s summary prospectus and the summary section of the statutory prospectus.

Virtus Bond Fund

	1 Year	5 Years	10 Years

Class A
Return Before Taxes	4.13%	5.84%	5.12%
Return After Taxes on Distributions	3.02%	4.37%	3.60%
Return After Taxes on Distributions and Sale of Fund Shares	2.66%	4.11%	3.47%

Class B
Return Before Taxes	3.39%	5.86%	4.72%

Class C
Return Before Taxes	7.36%	5.85%	4.73%

Class I
Return Before Taxes	8.49%	6.92%	5.79%
Barclays U.S. Aggregate Bond Index (reflects no deduction of fees, expenses or taxes)	4.22%	5.95%	5.18%

Virtus CA Tax-Exempt Bond Fund

	1 Year	5 Years	10 Years	Class I Since Inception (9/29/06)

Class A
Return Before Taxes	5.46%	4.87%	4.08%	—
Return After Taxes on Distributions	5.25%	4.82%	3.97%	—
Return After Taxes on Distributions and Sale of Fund Shares	5.14%	4.72%	3.98%	—

Class I
Return Before Taxes	8.72%	5.73%	—	5.12%
Barclays U.S. Aggregate Bond Index (reflects no deduction of fees, expenses or taxes)	4.22%	5.95%	5.18%	6.06%
Barclays California Municipal Bond Index (reflects no deduction of fees, expenses or taxes)	8.15%	6.11%	5.30%	5.52%

Virtus High Yield Fund

	1 Year	5 Years	10 Years	Class I Since Inception (8/8/12)

Class A
Return Before Taxes	11.84%	5.32%	6.44%	—
Return After Taxes on Distributions	9.27%	2.57%	3.76%	—
Return After Taxes on Distributions and Sale of Fund Shares	7.58%	2.82%	3.88%	—

Class B
Return Before Taxes	11.09%	5.35%	6.05%	—

Class C
Return Before Taxes	15.22%	5.35%	6.06%	—

Class I
Return Before Taxes	—	—	—	5.89%
Barclays U.S. Aggregate Bond Index (reflects no deduction of fees, expenses or taxes)	4.22%	5.95%	5.18%	0.90%
Barclays U.S. High-Yield 2% Issuer Capped Bond Index (reflects no deduction of fees, expenses or taxes)	15.78%	10.45%	10.60%	5.24%

Virtus Multi-Sector Intermediate Bond Fund

	1 Year	5 Years	10 Years	Class I Since Inception (10/1/09)

Class A
Return Before Taxes	9.80%	7.24%	7.28%	—
Return After Taxes on Distributions	7.51%	4.72%	4.91%	—
Return After Taxes on Distributions and Sale of Fund Shares	6.51%	4.64%	4.81%	—

Class B
Return Before Taxes	8.99%	7.25%	6.90%	—

Class C
Return Before Taxes	13.33%	7.28%	6.91%	—

Class I
Return Before Taxes	14.46%	—	—	10.86%
Barclays U.S. Aggregate Bond Index (reflects no deduction of fees, expenses or taxes)	4.22%	5.95%	5.18%	5.64%

Virtus Senior Floating Rate Fund

	1 Year	Since Inception (1/31/08)

Class A
Return Before Taxes	5.72%	5.69%
Return After Taxes on Distributions	3.88%	3.41%
Return After Taxes on Distributions and Sale of Fund Shares	3.68%	3.49%

Class C
Return Before Taxes	8.00%	5.55%

Class I
Return Before Taxes	8.98%	6.54%
Barclays U.S. Aggregate Bond Index (reflects no deduction of fees, expenses or taxes)	4.22%	5.69%
S&P/LSTA Leveraged Loan Index (net) (reflects no deduction of fees, expenses or taxes)	9.66%	6.48%

Virtus Multi-Sector Short Term Bond Fund,

a series of Virtus Opportunities Trust

Supplement dated May 22, 2013

to the Prospectuses dated January 31, 2013

IMPORTANT NOTICE TO INVESTORS

The following corrects after-tax performance information for Class A Shares appearing under “Average Annual Total Returns” in the fund’s summary prospectus and the summary section of the statutory prospectus.

	1 Year	5 Years	10 Years	Class I Since Inception (6/6/08)	Class T Since Inception (6/2/03)

Class A
Return Before Taxes	6.93%	6.30%	5.52%	—	—
Return After Taxes on Distributions	5.36%	4.36%	3.73%	—	—
Return After Taxes on Distributions and Sale of Fund Shares	4.47%	4.21%	3.65%	—	—

Class B
Return Before Taxes	7.37%	6.24%	5.24%	—	—

Class C
Return Before Taxes	9.01%	6.49%	5.54%	—	—

Class I
Return Before Taxes	9.66%	—	—	7.76%	—

Class T
Return Before Taxes	8.49%	5.98%	—	—	4.65%
Barclays U.S. Aggregate Bond Index (reflects no deduction of fees, expenses or taxes)	4.22%	5.95%	5.18%	6.17%	4.99%
B of A Merrill Lynch 1-2.99 Year Medium Quality Corporate Bond Index (reflects no deduction of fees, expenses or taxes)	4.90%	4.53%	4.23%	4.47%	3.99%

Virtus Foreign Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vot_SupplementTextBlock
Virtus Foreign Opportunities Fund,

a series of Virtus Opportunities Trust

Supplement dated May 22, 2013

to the Prospectuses dated January 31, 2013

IMPORTANT NOTICE TO INVESTORS

The following corrects after-tax performance information for Class A Shares appearing under “Average Annual Total Returns” in the fund’s summary prospectus and the summary section of the statutory prospectus.

	1 Year	5 Years	10 Years	Class C Since Inception (10/10/03)	Class I Since Inception (5/15/06)

Class A
Return Before Taxes	12.94%	-1.95%	10.47%	—	—
Return After Taxes on Distributions	12.88%	-1.90%	10.14%	—	—
Return After Taxes on Distributions and Sale of Fund Shares	8.75%	-1.45%	9.36%	—	—

Class C
Return Before Taxes	18.97%	-1.53%	—	9.34%	—

Class I
Return Before Taxes	20.17%	-0.51%	—	—	4.45%
S&P 500® Index (reflects no deduction of fees, expenses or taxes)	16.00%	1.66%	7.10%	5.89%	3.67%
Morgan Stanley Capital International EAFE® Index (net) (reflects no deduction of fees, expenses or taxes)	17.32%	-3.69%	8.21%	6.24%	0.18%

Virtus Foreign Opportunities Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.94%
5 Years	rr_AverageAnnualReturnYear05	(1.95%)
10 Years	rr_AverageAnnualReturnYear10	10.47%
Virtus Foreign Opportunities Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.97%
5 Years	rr_AverageAnnualReturnYear05	(1.53%)
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	9.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 10, 2003
Virtus Foreign Opportunities Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.17%
5 Years	rr_AverageAnnualReturnYear05	(0.51%)
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	4.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 2006
Virtus Foreign Opportunities Fund | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.88%
5 Years	rr_AverageAnnualReturnYear05	(1.90%)
10 Years	rr_AverageAnnualReturnYear10	10.14%
Virtus Foreign Opportunities Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.75%
5 Years	rr_AverageAnnualReturnYear05	(1.45%)
10 Years	rr_AverageAnnualReturnYear10	9.36%
Virtus Foreign Opportunities Fund | S&P 500�� Index (reflects no deduction of fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
10 Years	rr_AverageAnnualReturnYear10	7.10%
Virtus Foreign Opportunities Fund | S&P 500�� Index (reflects no deduction of fees, expenses or taxes) | Class C
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	5.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 10, 2003
Virtus Foreign Opportunities Fund | S&P 500�� Index (reflects no deduction of fees, expenses or taxes) | Class I
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	3.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 2006
Virtus Foreign Opportunities Fund | Morgan Stanley Capital International EAFE�� Index (net) (reflects no deduction of fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.32%
5 Years	rr_AverageAnnualReturnYear05	(3.69%)
10 Years	rr_AverageAnnualReturnYear10	8.21%
Virtus Foreign Opportunities Fund | Morgan Stanley Capital International EAFE�� Index (net) (reflects no deduction of fees, expenses or taxes) | Class C
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	6.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 10, 2003
Virtus Foreign Opportunities Fund | Morgan Stanley Capital International EAFE�� Index (net) (reflects no deduction of fees, expenses or taxes) | Class I
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	0.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 2006
Virtus Real Estate Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vot_SupplementTextBlock
Virtus Real Estate Securities Fund,

a series of Virtus Opportunities Trust

Supplement dated May 22, 2013

to the Prospectuses dated January 31, 2013

IMPORTANT NOTICE TO INVESTORS

The following corrects after-tax performance information for Class A Shares appearing under “Average Annual Total Returns” in the fund’s summary prospectus and the summary section of the statutory prospectus.

	1 Year	5 Years	10 Years	Class C Since Inception (7/25/03)	Class I Since Inception (12/28/06)

Class A
Return Before Taxes	9.82%	4.28%	11.44%	—	—
Return After Taxes on Distributions	9.46%	3.71%	10.49%	—	—
Return After Taxes on Distributions and Sale of Fund Shares	6.37%	3.29%	9.69%	—	—

Class B
Return Before Taxes	11.63%	4.72%	11.25%	—	—

Class C
Return Before Taxes	15.63%	4.73%	—	10.11%	—

Class I
Return Before Taxes	16.80%	5.79%	—	—	1.81%
S&P 500® Index (reflects no deduction of fees, expenses or taxes)	16.00%	1.66%	7.10%	5.99%	2.29%
FTSE NAREIT Equity REITs Index (reflects no deduction of fees, expenses or taxes)	18.06%	5.45%	11.63%	10.23%	1.59%

Virtus Real Estate Securities Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.82%
5 Years	rr_AverageAnnualReturnYear05	4.28%
10 Years	rr_AverageAnnualReturnYear10	11.44%
Virtus Real Estate Securities Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.63%
5 Years	rr_AverageAnnualReturnYear05	4.72%
10 Years	rr_AverageAnnualReturnYear10	11.25%
Virtus Real Estate Securities Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.63%
5 Years	rr_AverageAnnualReturnYear05	4.73%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	10.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 25, 2003
Virtus Real Estate Securities Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.80%
5 Years	rr_AverageAnnualReturnYear05	5.79%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	1.81%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 28, 2006
Virtus Real Estate Securities Fund | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.46%
5 Years	rr_AverageAnnualReturnYear05	3.71%
10 Years	rr_AverageAnnualReturnYear10	10.49%
Virtus Real Estate Securities Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.37%
5 Years	rr_AverageAnnualReturnYear05	3.29%
10 Years	rr_AverageAnnualReturnYear10	9.69%
Virtus Real Estate Securities Fund | S&P 500�� Index (reflects no deduction of fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
10 Years	rr_AverageAnnualReturnYear10	7.10%
Virtus Real Estate Securities Fund | S&P 500�� Index (reflects no deduction of fees, expenses or taxes) | Class C
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	5.99%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 25, 2003
Virtus Real Estate Securities Fund | S&P 500�� Index (reflects no deduction of fees, expenses or taxes) | Class I
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	2.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 28, 2006
Virtus Real Estate Securities Fund | FTSE NAREIT Equity REITs Index (reflects no deduction of fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.06%
5 Years	rr_AverageAnnualReturnYear05	5.45%
10 Years	rr_AverageAnnualReturnYear10	11.63%
Virtus Real Estate Securities Fund | FTSE NAREIT Equity REITs Index (reflects no deduction of fees, expenses or taxes) | Class C
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	10.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 25, 2003
Virtus Real Estate Securities Fund | FTSE NAREIT Equity REITs Index (reflects no deduction of fees, expenses or taxes) | Class I
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	1.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 28, 2006
Virtus Global Commodities Stock Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vot_SupplementTextBlock
Virtus Global Commodities Stock Fund, Virtus Global Dividend Fund,

Virtus Opportunities Fund, Virtus Global Real Estate Securities Fund,

Virtus Greater Asia ex Japan Opportunities Fund,

Virtus Greater European Opportunities Fund, Virtus International Equity Fund

and Virtus International Real Estate Securities Fund,

each a series of Virtus Opportunities Trust

Supplement dated May 22, 2013

to the Prospectuses dated January 31, 2013

IMPORTANT NOTICE TO INVESTORS

The following corrects after-tax performance information for Class A Shares appearing under “Average Annual Total Returns” in each fund’s summary prospectus and the summary section of the statutory prospectus.

VIRTUS GLOBAL COMMODITIES STOCK FUND

	1 Year	Since Inception (3/15/11)

Class A
Return Before Taxes	0.67%	-5.35%
Return After Taxes on Distributions	0.42%	-5.47%
Return After Taxes on Distributions and Sale of Fund Shares	0.82%	-4.50%

Class C
Return Before Taxes	5.97%	-2.90%

Class I
Return Before Taxes	7.09%	-1.92%
S&P 500® Index (reflects no deduction of fees, expenses or taxes)	16.00%	8.45%
MSCI AC World Commodity Producer Sector Capped Index (net) (reflects no deduction of fees, expenses or taxes)	6.84%	-4.87%

Virtus Global Commodities Stock Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.67%
Since Inception	rr_AverageAnnualReturnSinceInception	(5.35%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 15, 2011
Virtus Global Commodities Stock Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.97%
Since Inception	rr_AverageAnnualReturnSinceInception	(2.90%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 15, 2011
Virtus Global Commodities Stock Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.09%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.92%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 15, 2011
Virtus Global Commodities Stock Fund | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.42%
Since Inception	rr_AverageAnnualReturnSinceInception	(5.47%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 15, 2011
Virtus Global Commodities Stock Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.82%
Since Inception	rr_AverageAnnualReturnSinceInception	(4.50%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 15, 2011
Virtus Global Commodities Stock Fund | S&P 500�� Index (reflects no deduction of fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
Since Inception	rr_AverageAnnualReturnSinceInception	8.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 15, 2011
Virtus Global Commodities Stock Fund | MSCI AC World Commodity Producer Sector Capped Index (net) (reflects no deduction of fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.84%
Since Inception	rr_AverageAnnualReturnSinceInception	(4.87%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 15, 2011
Virtus Global Dividend Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vot_SupplementTextBlock
Virtus Global Commodities Stock Fund, Virtus Global Dividend Fund,

Virtus Opportunities Fund, Virtus Global Real Estate Securities Fund,

Virtus Greater Asia ex Japan Opportunities Fund,

Virtus Greater European Opportunities Fund, Virtus International Equity Fund

and Virtus International Real Estate Securities Fund,

each a series of Virtus Opportunities Trust

Supplement dated May 22, 2013

to the Prospectuses dated January 31, 2013

IMPORTANT NOTICE TO INVESTORS

The following corrects after-tax performance information for Class A Shares appearing under “Average Annual Total Returns” in each fund’s summary prospectus and the summary section of the statutory prospectus.

VIRTUS GLOBAL DIVIDEND FUND

	1 Year	5 Years	Class A and Class C Since Inception (12/30/04)	Class I Since Inception (6/6/08)

Class A
Return Before Taxes	4.78%	0.04%	6.41%	—
Return After Taxes on Distributions	4.36%	0.00%	6.09%	—
Return After Taxes on Distributions and Sale of Fund Shares	3.63%	0.35%	5.76%	—

Class C
Return Before Taxes	10.31%	0.50%	6.41%	—

Class I
Return Before Taxes	11.45%	—	—	2.69%
S&P 500® Index (reflects no deduction of fees, expenses or taxes)	16.00%	1.66%	4.23%	3.32%
Global Dividend Linked Benchmark (reflects no deduction of fees, expenses or taxes)	6.65%	-1.08%	6.09%	-0.20%

Virtus Global Dividend Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.78%
5 Years	rr_AverageAnnualReturnYear05	0.04%
Since Inception	rr_AverageAnnualReturnSinceInception	6.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 30, 2004
Virtus Global Dividend Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.31%
5 Years	rr_AverageAnnualReturnYear05	0.50%
Since Inception	rr_AverageAnnualReturnSinceInception	6.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 30, 2004
Virtus Global Dividend Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.45%
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	2.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 6, 2008
Virtus Global Dividend Fund | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.36%
5 Years	rr_AverageAnnualReturnYear05	none
Since Inception	rr_AverageAnnualReturnSinceInception	6.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 30, 2004
Virtus Global Dividend Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.63%
5 Years	rr_AverageAnnualReturnYear05	0.35%
Since Inception	rr_AverageAnnualReturnSinceInception	5.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 30, 2004
Virtus Global Dividend Fund | S&P 500�� Index (reflects no deduction of fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
Virtus Global Dividend Fund | S&P 500�� Index (reflects no deduction of fees, expenses or taxes) | Class A
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	4.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 30, 2004
Virtus Global Dividend Fund | S&P 500�� Index (reflects no deduction of fees, expenses or taxes) | Class C
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	4.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 30, 2004
Virtus Global Dividend Fund | S&P 500�� Index (reflects no deduction of fees, expenses or taxes) | Class I
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	3.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 6, 2008
Virtus Global Dividend Fund | Global Dividend Linked Benchmark (reflects no deduction of fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.65%
5 Years	rr_AverageAnnualReturnYear05	(1.08%)
Virtus Global Dividend Fund | Global Dividend Linked Benchmark (reflects no deduction of fees, expenses or taxes) | Class A
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	6.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 30, 2004
Virtus Global Dividend Fund | Global Dividend Linked Benchmark (reflects no deduction of fees, expenses or taxes) | Class C
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	6.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 30, 2004
Virtus Global Dividend Fund | Global Dividend Linked Benchmark (reflects no deduction of fees, expenses or taxes) | Class I
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	(0.20%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 6, 2008
Virtus Global Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vot_SupplementTextBlock
Virtus Global Commodities Stock Fund, Virtus Global Dividend Fund,

Virtus Opportunities Fund, Virtus Global Real Estate Securities Fund,

Virtus Greater Asia ex Japan Opportunities Fund,

Virtus Greater European Opportunities Fund, Virtus International Equity Fund

and Virtus International Real Estate Securities Fund,

each a series of Virtus Opportunities Trust

Supplement dated May 22, 2013

to the Prospectuses dated January 31, 2013

IMPORTANT NOTICE TO INVESTORS

The following corrects after-tax performance information for Class A Shares appearing under “Average Annual Total Returns” in each fund’s summary prospectus and the summary section of the statutory prospectus.

VIRTUS GLOBAL OPPORTUNITIES FUND

	1 Year	5 Years	10 Years	Class I Since Inception (8/8/12)

Class A
Return Before Taxes	12.54%	-1.72%	6.78%	—
Return After Taxes on Distributions	12.49%	-1.68%	6.59%	—
Return After Taxes on Distributions and Sale of Fund Shares	8.22%	-1.31%	6.05%	—

Class B
Return Before Taxes	14.50%	-1.26%	6.63%	—

Class C
Return Before Taxes	18.47%	-1.28%	6.62%	—

Class I
Return Before Taxes	—	—	—	8.30%
S&P 500® Index (reflects no deduction of fees, expenses or taxes)	16.00%	1.66%	7.10%	2.72%
MSCI AC World Index (net) (reflects no deduction of fees, expenses or taxes)	16.13%	-1.16%	8.11%	6.20%

Virtus Global Opportunities Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.54%
5 Years	rr_AverageAnnualReturnYear05	(1.72%)
10 Years	rr_AverageAnnualReturnYear10	6.78%
Virtus Global Opportunities Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.50%
5 Years	rr_AverageAnnualReturnYear05	(1.26%)
10 Years	rr_AverageAnnualReturnYear10	6.63%
Virtus Global Opportunities Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.47%
5 Years	rr_AverageAnnualReturnYear05	(1.28%)
10 Years	rr_AverageAnnualReturnYear10	6.62%
Virtus Global Opportunities Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	8.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 8, 2012
Virtus Global Opportunities Fund | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.49%
5 Years	rr_AverageAnnualReturnYear05	(1.68%)
10 Years	rr_AverageAnnualReturnYear10	6.59%
Virtus Global Opportunities Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.22%
5 Years	rr_AverageAnnualReturnYear05	(1.31%)
10 Years	rr_AverageAnnualReturnYear10	6.05%
Virtus Global Opportunities Fund | S&P 500�� Index (reflects no deduction of fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
10 Years	rr_AverageAnnualReturnYear10	7.10%
Virtus Global Opportunities Fund | S&P 500�� Index (reflects no deduction of fees, expenses or taxes) | Class I
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	2.72%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 8, 2012
Virtus Global Opportunities Fund | MSCI AC World Index (net) (reflects no deduction of fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.13%
5 Years	rr_AverageAnnualReturnYear05	(1.16%)
10 Years	rr_AverageAnnualReturnYear10	8.11%
Virtus Global Opportunities Fund | MSCI AC World Index (net) (reflects no deduction of fees, expenses or taxes) | Class I
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	6.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 8, 2012
Virtus Global Real Estate Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vot_SupplementTextBlock
Virtus Global Commodities Stock Fund, Virtus Global Dividend Fund,

Virtus Opportunities Fund, Virtus Global Real Estate Securities Fund,

Virtus Greater Asia ex Japan Opportunities Fund,

Virtus Greater European Opportunities Fund, Virtus International Equity Fund

and Virtus International Real Estate Securities Fund,

each a series of Virtus Opportunities Trust

Supplement dated May 22, 2013

to the Prospectuses dated January 31, 2013

IMPORTANT NOTICE TO INVESTORS

The following corrects after-tax performance information for Class A Shares appearing under “Average Annual Total Returns” in each fund’s summary prospectus and the summary section of the statutory prospectus.

VIRTUS GLOBAL REAL ESTATE SECURITIES FUND

	1 Year	Since Inception (3/2/09)

Class A
Return Before Taxes	16.30%	30.58%
Return After Taxes on Distributions	15.20%	28.00%
Return After Taxes on Distributions and Sale of Fund Shares	10.71%	25.56%

Class C
Return Before Taxes	22.45%	31.63%

Class I
Return Before Taxes	23.70%	32.97%
S&P 500® Index (reflects no deduction of fees, expenses or taxes)	16.00%	22.96%
FTSE EPRA/NAREIT Developed Rental Index (net) (reflects no deduction of fees, expenses or taxes)	22.54%	32.80%

Virtus Global Real Estate Securities Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.30%
Since Inception	rr_AverageAnnualReturnSinceInception	30.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 2, 2009
Virtus Global Real Estate Securities Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	22.45%
Since Inception	rr_AverageAnnualReturnSinceInception	31.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 2, 2009
Virtus Global Real Estate Securities Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	23.70%
Since Inception	rr_AverageAnnualReturnSinceInception	32.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 2, 2009
Virtus Global Real Estate Securities Fund | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.20%
Since Inception	rr_AverageAnnualReturnSinceInception	28.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 2, 2009
Virtus Global Real Estate Securities Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.71%
Since Inception	rr_AverageAnnualReturnSinceInception	25.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 2, 2009
Virtus Global Real Estate Securities Fund | S&P 500�� Index (reflects no deduction of fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
Since Inception	rr_AverageAnnualReturnSinceInception	22.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 2, 2009
Virtus Global Real Estate Securities Fund | FTSE EPRA/NAREIT Developed Rental Index (net) (reflects no deduction of fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	22.54%
Since Inception	rr_AverageAnnualReturnSinceInception	32.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 2, 2009
Virtus Greater Asia ex Japan Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vot_SupplementTextBlock
Virtus Global Commodities Stock Fund, Virtus Global Dividend Fund,

Virtus Opportunities Fund, Virtus Global Real Estate Securities Fund,

Virtus Greater Asia ex Japan Opportunities Fund,

Virtus Greater European Opportunities Fund, Virtus International Equity Fund

and Virtus International Real Estate Securities Fund,

each a series of Virtus Opportunities Trust

Supplement dated May 22, 2013

to the Prospectuses dated January 31, 2013

IMPORTANT NOTICE TO INVESTORS

The following corrects after-tax performance information for Class A Shares appearing under “Average Annual Total Returns” in each fund’s summary prospectus and the summary section of the statutory prospectus.

VIRTUS GREATER ASIA EX JAPAN OPPORTUNITIES FUND

	1 Year	Since Inception (4/21/09)

Class A
Return Before Taxes	17.43%	18.12%
Return After Taxes on Distributions	17.01%	16.58%
Return After Taxes on Distributions and Sale of Fund Shares	12.32%	15.24%

Class C
Return Before Taxes	23.60%	19.12%

Class I
Return Before Taxes	24.89%	20.35%
S&P 500® Index (reflects no deduction of fees, expenses or taxes)	16.00%	16.94%
MSCI AC Asia Pacific ex Japan Index (net) (reflects no deduction of fees, expenses or taxes)	22.31%	18.87%

Virtus Greater Asia ex Japan Opportunities Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.43%
Since Inception	rr_AverageAnnualReturnSinceInception	18.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 21, 2009
Virtus Greater Asia ex Japan Opportunities Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	23.60%
Since Inception	rr_AverageAnnualReturnSinceInception	19.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 21, 2009
Virtus Greater Asia ex Japan Opportunities Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	24.89%
Since Inception	rr_AverageAnnualReturnSinceInception	20.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 21, 2009
Virtus Greater Asia ex Japan Opportunities Fund | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.01%
Since Inception	rr_AverageAnnualReturnSinceInception	16.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 21, 2009
Virtus Greater Asia ex Japan Opportunities Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.32%
Since Inception	rr_AverageAnnualReturnSinceInception	15.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 21, 2009
Virtus Greater Asia ex Japan Opportunities Fund | S&P 500�� Index (reflects no deduction of fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
Since Inception	rr_AverageAnnualReturnSinceInception	16.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 21, 2009
Virtus Greater Asia ex Japan Opportunities Fund | MSCI AC Asia Pacific ex Japan Index (net) (reflects no deduction of fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	22.31%
Since Inception	rr_AverageAnnualReturnSinceInception	18.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 21, 2009
Virtus Greater European Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vot_SupplementTextBlock
Virtus Global Commodities Stock Fund, Virtus Global Dividend Fund,

Virtus Opportunities Fund, Virtus Global Real Estate Securities Fund,

Virtus Greater Asia ex Japan Opportunities Fund,

Virtus Greater European Opportunities Fund, Virtus International Equity Fund

and Virtus International Real Estate Securities Fund,

each a series of Virtus Opportunities Trust

Supplement dated May 22, 2013

to the Prospectuses dated January 31, 2013

IMPORTANT NOTICE TO INVESTORS

The following corrects after-tax performance information for Class A Shares appearing under “Average Annual Total Returns” in each fund’s summary prospectus and the summary section of the statutory prospectus.

VIRTUS GREATER EUROPEAN OPPORTUNITIES FUND

	1 Year	Since Inception (4/21/09)

Class A
Return Before Taxes	18.42%	16.40%
Return After Taxes on Distributions	17.92%	15.44%
Return After Taxes on Distributions and Sale of Fund Shares	12.97%	14.30%

Class C
Return Before Taxes	24.75%	17.39%

Class I
Return Before Taxes	25.98%	18.56%
S&P 500® Index (reflects no deduction of fees, expenses or taxes)	16.00%	17.45%
MSCI Europe Index (net) (reflects no deduction of fees, expenses or taxes)	19.12%	14.27%

Virtus Greater European Opportunities Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.42%
Since Inception	rr_AverageAnnualReturnSinceInception	16.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 21, 2009
Virtus Greater European Opportunities Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	24.75%
Since Inception	rr_AverageAnnualReturnSinceInception	17.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 21, 2009
Virtus Greater European Opportunities Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	25.98%
Since Inception	rr_AverageAnnualReturnSinceInception	18.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 21, 2009
Virtus Greater European Opportunities Fund | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.92%
Since Inception	rr_AverageAnnualReturnSinceInception	15.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 21, 2009
Virtus Greater European Opportunities Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.97%
Since Inception	rr_AverageAnnualReturnSinceInception	14.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 21, 2009
Virtus Greater European Opportunities Fund | S&P 500�� Index (reflects no deduction of fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
Since Inception	rr_AverageAnnualReturnSinceInception	17.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 21, 2009
Virtus Greater European Opportunities Fund | MSCI Europe Index (net) (reflects no deduction of fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.12%
Since Inception	rr_AverageAnnualReturnSinceInception	14.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 21, 2009
Virtus International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vot_SupplementTextBlock
Virtus Global Commodities Stock Fund, Virtus Global Dividend Fund,

Virtus Opportunities Fund, Virtus Global Real Estate Securities Fund,

Virtus Greater Asia ex Japan Opportunities Fund,

Virtus Greater European Opportunities Fund, Virtus International Equity Fund

and Virtus International Real Estate Securities Fund,

each a series of Virtus Opportunities Trust

Supplement dated May 22, 2013

to the Prospectuses dated January 31, 2013

IMPORTANT NOTICE TO INVESTORS

The following corrects after-tax performance information for Class A Shares appearing under “Average Annual Total Returns” in each fund’s summary prospectus and the summary section of the statutory prospectus.

VIRTUS INTERNATIONAL EQUITY FUND

	1 Year	Since Inception (9/16/10)

Class A
Return Before Taxes	9.18%	5.82%
Return After Taxes on Distributions	9.20%	5.63%
Return After Taxes on Distributions and Sale of Fund Shares	6.82%	5.19%

Class C
Return Before Taxes	14.82%	7.60%

Class I
Return Before Taxes	15.99%	8.70%
S&P 500® Index (reflects no deduction of fees, expenses or taxes)	16.00%	13.31%
MSCI EAFE® Index (net) (reflects no deduction of fees, expenses or taxes)	17.32%	5.33%

Virtus International Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.18%
Since Inception	rr_AverageAnnualReturnSinceInception	5.82%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 16, 2010
Virtus International Equity Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.82%
Since Inception	rr_AverageAnnualReturnSinceInception	7.60%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 16, 2010
Virtus International Equity Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.99%
Since Inception	rr_AverageAnnualReturnSinceInception	8.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 16, 2010
Virtus International Equity Fund | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.20%
Since Inception	rr_AverageAnnualReturnSinceInception	5.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 16, 2010
Virtus International Equity Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.82%
Since Inception	rr_AverageAnnualReturnSinceInception	5.19%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 16, 2010
Virtus International Equity Fund | S&P 500�� Index (reflects no deduction of fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
Since Inception	rr_AverageAnnualReturnSinceInception	13.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 16, 2010
Virtus International Equity Fund | MSCI EAFE�� Index (net) (reflects no deduction of fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.32%
Since Inception	rr_AverageAnnualReturnSinceInception	5.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 16, 2010
Virtus International Real Estate Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vot_SupplementTextBlock
Virtus Global Commodities Stock Fund, Virtus Global Dividend Fund,

Virtus Opportunities Fund, Virtus Global Real Estate Securities Fund,

Virtus Greater Asia ex Japan Opportunities Fund,

Virtus Greater European Opportunities Fund, Virtus International Equity Fund

and Virtus International Real Estate Securities Fund,

each a series of Virtus Opportunities Trust

Supplement dated May 22, 2013

to the Prospectuses dated January 31, 2013

IMPORTANT NOTICE TO INVESTORS

The following corrects after-tax performance information for Class A Shares appearing under “Average Annual Total Returns” in each fund’s summary prospectus and the summary section of the statutory prospectus.

VIRTUS INTERNATIONAL REAL ESTATE SECURITIES FUND

	1 Year	5 Years	Since Inception (10/1/07)

Class A
Return Before Taxes	27.11%	-0.11%	-2.27%
Return After Taxes on Distributions	24.30%	-1.66%	-3.81%
Return After Taxes on Distributions and Sale of Fund Shares	18.34%	-0.80%	-2.61%

Class C
Return Before Taxes	33.98%	0.35%	-1.89%

Class I
Return Before Taxes	35.25%	1.35%	-0.90%
S&P 500® Index (reflects no deduction of fees, expenses or taxes)	16.00%	1.66%	0.68%
FTSE EPRA/NAREIT Developed Rental ex U.S. Index (net) (reflects no deduction of fees, expenses or taxes)	30.76%	-0.49%	-2.79%

Virtus International Real Estate Securities Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	27.11%
5 Years	rr_AverageAnnualReturnYear05	(0.11%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.27%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2007
Virtus International Real Estate Securities Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	33.98%
5 Years	rr_AverageAnnualReturnYear05	0.35%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.89%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2007
Virtus International Real Estate Securities Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	35.25%
5 Years	rr_AverageAnnualReturnYear05	1.35%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.90%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2007
Virtus International Real Estate Securities Fund | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	24.30%
5 Years	rr_AverageAnnualReturnYear05	(1.66%)
Since Inception	rr_AverageAnnualReturnSinceInception	(3.81%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2007
Virtus International Real Estate Securities Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.34%
5 Years	rr_AverageAnnualReturnYear05	(0.80%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.61%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2007
Virtus International Real Estate Securities Fund | S&P 500�� Index (reflects no deduction of fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
Since Inception	rr_AverageAnnualReturnSinceInception	0.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2007
Virtus International Real Estate Securities Fund | FTSE EPRA/NAREIT Developed Rental ex U.S. Index (net) (reflects no deduction of fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	30.76%
5 Years	rr_AverageAnnualReturnYear05	(0.49%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.79%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2007
Virtus Allocator Premium AlphaSector Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vot_SupplementTextBlock
Virtus Allocator Premium AlphaSectorSM Fund, Virtus AlphaSectorSM Rotation Fund,

Virtus Alternatives Diversifier Fund, Virtus Dynamic AlphaSectorSM Fund,

Virtus Global Premium AlphaSectorSM Fund and Virtus Premium AlphaSectorSM Fund,

each a series of Virtus Opportunities Trust

Supplement dated May 22, 2013

to the Prospectuses dated January 31, 2013

IMPORTANT NOTICE TO INVESTORS

The following corrects after-tax performance information for Class A Shares appearing under “Average Annual Total Returns” in each fund’s summary prospectus and the summary section of the statutory prospectus.

Virtus Allocator Premium AlphaSectorSM Fund

	1 Year	Since Inception (3/15/11)

Class A
Return Before Taxes	2.51%	0.85%
Return After Taxes on Distributions	2.46%	0.79%
Return After Taxes on Distributions and Sale of Fund Shares	1.89%	0.76%

Class C
Return Before Taxes	7.99%	3.52%

Class I
Return Before Taxes	8.97%	4.49%
S&P 500® Index (reflects no deduction of fees, expenses or taxes)	16.00%	8.45%
Dow Jones Global Moderate Portfolio Index (net) (reflects no deduction of fees, expenses or taxes)	11.24%	5.99%

Virtus Allocator Premium AlphaSector Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.51%
Since Inception	rr_AverageAnnualReturnSinceInception	0.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 15, 2011
Virtus Allocator Premium AlphaSector Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.99%
Since Inception	rr_AverageAnnualReturnSinceInception	3.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 15, 2011
Virtus Allocator Premium AlphaSector Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.97%
Since Inception	rr_AverageAnnualReturnSinceInception	4.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 15, 2011
Virtus Allocator Premium AlphaSector Fund | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.46%
Since Inception	rr_AverageAnnualReturnSinceInception	0.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 15, 2011
Virtus Allocator Premium AlphaSector Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.89%
Since Inception	rr_AverageAnnualReturnSinceInception	0.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 15, 2011
Virtus Allocator Premium AlphaSector Fund | S&P 500�� Index (reflects no deduction of fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
Since Inception	rr_AverageAnnualReturnSinceInception	8.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 15, 2011
Virtus Allocator Premium AlphaSector Fund | Dow Jones Global Moderate Portfolio Index (net) (reflects no deduction of fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.24%
Since Inception	rr_AverageAnnualReturnSinceInception	5.99%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 15, 2011
Virtus AlphaSector Rotation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vot_SupplementTextBlock
Virtus Allocator Premium AlphaSectorSM Fund, Virtus AlphaSectorSM Rotation Fund,

Virtus Alternatives Diversifier Fund, Virtus Dynamic AlphaSectorSM Fund,

Virtus Global Premium AlphaSectorSM Fund and Virtus Premium AlphaSectorSM Fund,

each a series of Virtus Opportunities Trust

Supplement dated May 22, 2013

to the Prospectuses dated January 31, 2013

IMPORTANT NOTICE TO INVESTORS

The following corrects after-tax performance information for Class A Shares appearing under “Average Annual Total Returns” in each fund’s summary prospectus and the summary section of the statutory prospectus.

Virtus AlphaSectorSM Rotation Fund*

	1 Year	5 Years	Class A and Class C Since Inception (8/1/03)	Class I Since Inception (10/1/09)

Class A
Return Before Taxes	5.57%	0.48%	4.82%	—
Return After Taxes on Distributions	4.35%	-0.02%	4.04%	—
Return After Taxes on Distributions and Sale of Fund Shares	4.08%	0.25%	3.92%	—

Class C
Return Before Taxes	11.18%	0.94%	4.71%	—

Class I
Return Before Taxes	12.31%	—	—	11.27%
S&P 500® Index (reflects no deduction of fees, expenses or taxes)	16.00%	1.66%	6.21%	12.89%
AlphaSector Rotation Linked Benchmark (reflects no deduction of fees, expenses or taxes)	16.00%	3.49%	6.63%	12.89%

*	Note that the Supplemental Performance appearing in the fund’s current prospectuses is correct as shown in those prospectuses.

Virtus AlphaSector Rotation Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.57%
5 Years	rr_AverageAnnualReturnYear05	0.48%
Since Inception	rr_AverageAnnualReturnSinceInception	4.82%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2003
Virtus AlphaSector Rotation Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.18%
5 Years	rr_AverageAnnualReturnYear05	0.94%
Since Inception	rr_AverageAnnualReturnSinceInception	4.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2003
Virtus AlphaSector Rotation Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.31%
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	11.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2009
Virtus AlphaSector Rotation Fund | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.35%
5 Years	rr_AverageAnnualReturnYear05	(0.02%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2003
Virtus AlphaSector Rotation Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.08%
5 Years	rr_AverageAnnualReturnYear05	0.25%
Since Inception	rr_AverageAnnualReturnSinceInception	3.92%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2003
Virtus AlphaSector Rotation Fund | S&P 500�� Index (reflects no deduction of fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
Virtus AlphaSector Rotation Fund | S&P 500�� Index (reflects no deduction of fees, expenses or taxes) | Class A
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	6.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2003
Virtus AlphaSector Rotation Fund | S&P 500�� Index (reflects no deduction of fees, expenses or taxes) | Class C
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	6.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2003
Virtus AlphaSector Rotation Fund | S&P 500�� Index (reflects no deduction of fees, expenses or taxes) | Class I
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	12.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2009
Virtus AlphaSector Rotation Fund | AlphaSector Rotation Linked Benchmark (reflects no deduction of fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	3.49%
Virtus AlphaSector Rotation Fund | AlphaSector Rotation Linked Benchmark (reflects no deduction of fees, expenses or taxes) | Class A
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	6.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2003
Virtus AlphaSector Rotation Fund | AlphaSector Rotation Linked Benchmark (reflects no deduction of fees, expenses or taxes) | Class C
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	6.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2003
Virtus AlphaSector Rotation Fund | AlphaSector Rotation Linked Benchmark (reflects no deduction of fees, expenses or taxes) | Class I
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	12.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2009
Virtus Alternatives Diversifier Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vot_SupplementTextBlock
Virtus Allocator Premium AlphaSectorSM Fund, Virtus AlphaSectorSM Rotation Fund,

Virtus Alternatives Diversifier Fund, Virtus Dynamic AlphaSectorSM Fund,

Virtus Global Premium AlphaSectorSM Fund and Virtus Premium AlphaSectorSM Fund,

each a series of Virtus Opportunities Trust

Supplement dated May 22, 2013

to the Prospectuses dated January 31, 2013

IMPORTANT NOTICE TO INVESTORS

The following corrects after-tax performance information for Class A Shares appearing under “Average Annual Total Returns” in each fund’s summary prospectus and the summary section of the statutory prospectus.

Virtus Alternatives Diversifier Fund

	1 Year	5 Years	Class A and Class C Since Inception (11/30/05)	Class I Since Inception (10/1/09)

Class A
Return Before Taxes	3.40%	-0.89%	2.16%	—
Return After Taxes on Distributions	3.05%	-1.25%	1.81%	—
Return After Taxes on Distributions and Sale of Fund Shares	2.54%	-0.89%	1.73%	—

Class C
Return Before Taxes	8.85%	-0.45%	2.25%	—

Class I
Return Before Taxes	9.99%	—	—	7.73%
S&P 500® Index (reflects no deduction of fees, expenses or taxes)	16.00%	1.66%	4.07%	12.89%
Composite Benchmark (reflects no deduction of fees, expenses or taxes)	6.96%	0.68%	4.21%	7.22%

Virtus Alternatives Diversifier Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.40%
5 Years	rr_AverageAnnualReturnYear05	(0.89%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.16%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2005
Virtus Alternatives Diversifier Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.85%
5 Years	rr_AverageAnnualReturnYear05	(0.45%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2005
Virtus Alternatives Diversifier Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.99%
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	7.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2009
Virtus Alternatives Diversifier Fund | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.05%
5 Years	rr_AverageAnnualReturnYear05	(1.25%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.81%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2005
Virtus Alternatives Diversifier Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.54%
5 Years	rr_AverageAnnualReturnYear05	(0.89%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2005
Virtus Alternatives Diversifier Fund | S&P 500�� Index (reflects no deduction of fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
Virtus Alternatives Diversifier Fund | S&P 500�� Index (reflects no deduction of fees, expenses or taxes) | Class A
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	4.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2005
Virtus Alternatives Diversifier Fund | S&P 500�� Index (reflects no deduction of fees, expenses or taxes) | Class C
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	4.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2005
Virtus Alternatives Diversifier Fund | S&P 500�� Index (reflects no deduction of fees, expenses or taxes) | Class I
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	12.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2009
Virtus Alternatives Diversifier Fund | Composite Benchmark (reflects no deduction of fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.96%
5 Years	rr_AverageAnnualReturnYear05	0.68%
Virtus Alternatives Diversifier Fund | Composite Benchmark (reflects no deduction of fees, expenses or taxes) | Class A
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	4.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2005
Virtus Alternatives Diversifier Fund | Composite Benchmark (reflects no deduction of fees, expenses or taxes) | Class C
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	4.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2005
Virtus Alternatives Diversifier Fund | Composite Benchmark (reflects no deduction of fees, expenses or taxes) | Class I
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	7.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2009
Virtus Dynamic AlphaSector Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vot_SupplementTextBlock
Virtus Allocator Premium AlphaSectorSM Fund, Virtus AlphaSectorSM Rotation Fund,

Virtus Alternatives Diversifier Fund, Virtus Dynamic AlphaSectorSM Fund,

Virtus Global Premium AlphaSectorSM Fund and Virtus Premium AlphaSectorSM Fund,

each a series of Virtus Opportunities Trust

Supplement dated May 22, 2013

to the Prospectuses dated January 31, 2013

IMPORTANT NOTICE TO INVESTORS

The following corrects after-tax performance information for Class A Shares appearing under “Average Annual Total Returns” in each fund’s summary prospectus and the summary section of the statutory prospectus.

Virtus Dynamic AlphaSectorSM Fund**

	1 Year	5 Years	10 Years	Class I Since Inception (10/1/09)

Class A
Return Before Taxes	0.56%	-1.96%	-1.35%	—
Return After Taxes on Distributions	0.48%	-2.05%	-1.48%	—
Return After Taxes on Distributions and Sale of Fund Shares	0.46%	-1.65%	-1.16%	—

Class B
Return Before Taxes	1.88%	-1.78%	-1.52%	—

Class C
Return Before Taxes	5.94%	-1.55%	-1.50%	—

Class I
Return Before Taxes	7.20%	—	—	-1.34%
S&P 500® Index (reflects no deduction of fees, expenses or taxes)	16.00%	1.66%	7.10%	12.89%
Dynamic AlphaSector Linked Benchmark (reflects no deduction of fees, expenses or taxes)	8.30%	2.05%	2.50%	2.56%

**	This performance information supersedes the performance information contained in the supplement dated May 17, 2013.

Virtus Dynamic AlphaSector Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.56%
5 Years	rr_AverageAnnualReturnYear05	(1.96%)
10 Years	rr_AverageAnnualReturnYear10	(1.35%)
Virtus Dynamic AlphaSector Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.88%
5 Years	rr_AverageAnnualReturnYear05	(1.78%)
10 Years	rr_AverageAnnualReturnYear10	(1.52%)
Virtus Dynamic AlphaSector Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.94%
5 Years	rr_AverageAnnualReturnYear05	(1.55%)
10 Years	rr_AverageAnnualReturnYear10	(1.50%)
Virtus Dynamic AlphaSector Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.20%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(1.34%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2009
Virtus Dynamic AlphaSector Fund | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.48%
5 Years	rr_AverageAnnualReturnYear05	(2.05%)
10 Years	rr_AverageAnnualReturnYear10	(1.48%)
Virtus Dynamic AlphaSector Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.46%
5 Years	rr_AverageAnnualReturnYear05	(1.65%)
10 Years	rr_AverageAnnualReturnYear10	(1.16%)
Virtus Dynamic AlphaSector Fund | S&P 500�� Index (reflects no deduction of fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
10 Years	rr_AverageAnnualReturnYear10	7.10%
Virtus Dynamic AlphaSector Fund | S&P 500�� Index (reflects no deduction of fees, expenses or taxes) | Class I
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	12.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2009
Virtus Dynamic AlphaSector Fund | Dynamic AlphaSector Linked Benchmark (reflects no deduction of fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.30%
5 Years	rr_AverageAnnualReturnYear05	2.05%
10 Years	rr_AverageAnnualReturnYear10	2.50%
Virtus Dynamic AlphaSector Fund | Dynamic AlphaSector Linked Benchmark (reflects no deduction of fees, expenses or taxes) | Class I
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	2.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2009
Virtus Global Premium AlphaSector Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vot_SupplementTextBlock
Virtus Allocator Premium AlphaSectorSM Fund, Virtus AlphaSectorSM Rotation Fund,

Virtus Alternatives Diversifier Fund, Virtus Dynamic AlphaSectorSM Fund,

Virtus Global Premium AlphaSectorSM Fund and Virtus Premium AlphaSectorSM Fund,

each a series of Virtus Opportunities Trust

Supplement dated May 22, 2013

to the Prospectuses dated January 31, 2013

IMPORTANT NOTICE TO INVESTORS

The following corrects after-tax performance information for Class A Shares appearing under “Average Annual Total Returns” in each fund’s summary prospectus and the summary section of the statutory prospectus.

Virtus Global Premium AlphaSectorSM Fund

	1 Year	Since Inception (3/15/11)

Class A
Return Before Taxes	4.86%	0.80%
Return After Taxes on Distributions	4.88%	0.77%
Return After Taxes on Distributions and Sale of Fund Shares	3.56%	0.78%

Class C
Return Before Taxes	10.35%	3.38%

Class I
Return Before Taxes	11.47%	4.39%
S&P 500® Index (reflects no deduction of fees, expenses or taxes)	16.00%	8.45%
MSCI World Index (net) (reflects no deduction of fees, expenses or taxes)	15.83%	5.30%

Virtus Global Premium AlphaSector Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.86%
Since Inception	rr_AverageAnnualReturnSinceInception	0.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 15, 2011
Virtus Global Premium AlphaSector Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.35%
Since Inception	rr_AverageAnnualReturnSinceInception	3.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 15, 2011
Virtus Global Premium AlphaSector Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.47%
Since Inception	rr_AverageAnnualReturnSinceInception	4.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 15, 2011
Virtus Global Premium AlphaSector Fund | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.88%
Since Inception	rr_AverageAnnualReturnSinceInception	0.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 15, 2011
Virtus Global Premium AlphaSector Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.56%
Since Inception	rr_AverageAnnualReturnSinceInception	0.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 15, 2011
Virtus Global Premium AlphaSector Fund | S&P 500�� Index (reflects no deduction of fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
Since Inception	rr_AverageAnnualReturnSinceInception	8.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 15, 2011
Virtus Global Premium AlphaSector Fund | MSCI World Index (net) (reflects no deduction of fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.83%
Since Inception	rr_AverageAnnualReturnSinceInception	5.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 15, 2011
Virtus Premium AlphaSector Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vot_SupplementTextBlock
Virtus Allocator Premium AlphaSectorSM Fund, Virtus AlphaSectorSM Rotation Fund,

Virtus Alternatives Diversifier Fund, Virtus Dynamic AlphaSectorSM Fund,

Virtus Global Premium AlphaSectorSM Fund and Virtus Premium AlphaSectorSM Fund,

each a series of Virtus Opportunities Trust

Supplement dated May 22, 2013

to the Prospectuses dated January 31, 2013

IMPORTANT NOTICE TO INVESTORS

The following corrects after-tax performance information for Class A Shares appearing under “Average Annual Total Returns” in each fund’s summary prospectus and the summary section of the statutory prospectus.

Virtus Premium AlphaSectorSM Fund

	1 Year	Since Inception (7/1/10)

Class A
Return Before Taxes	3.73%	10.04%
Return After Taxes on Distributions	3.59%	9.91%
Return After Taxes on Distributions and Sale of Fund Shares	2.60%	8.62%

Class C
Return Before Taxes	9.24%	11.83%

Class I
Return Before Taxes	10.31%	12.93%
S&P 500® Index (reflects no deduction of fees, expenses or taxes)	16.00%	16.47%

Virtus Premium AlphaSector Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.73%
Since Inception	rr_AverageAnnualReturnSinceInception	10.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 2010
Virtus Premium AlphaSector Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.24%
Since Inception	rr_AverageAnnualReturnSinceInception	11.83%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 2010
Virtus Premium AlphaSector Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.31%
Since Inception	rr_AverageAnnualReturnSinceInception	12.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 2010
Virtus Premium AlphaSector Fund | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.59%
Since Inception	rr_AverageAnnualReturnSinceInception	9.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 2010
Virtus Premium AlphaSector Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.60%
Since Inception	rr_AverageAnnualReturnSinceInception	8.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 2010
Virtus Premium AlphaSector Fund | S&P 500�� Index (reflects no deduction of fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
Since Inception	rr_AverageAnnualReturnSinceInception	16.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 2010
Virtus Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vot_SupplementTextBlock
Virtus Bond Fund, Virtus CA Tax-Exempt Bond Fund,

Virtus High Yield Fund, Virtus Multi-Sector Intermediate Bond Fund

and Virtus Senior Floating Rate Fund,

each a series of Virtus Opportunities Trust

Supplement dated May 22, 2013

to the Prospectuses dated January 31, 2013

IMPORTANT NOTICE TO INVESTORS

The following corrects after-tax performance information for Class A Shares appearing under “Average Annual Total Returns” in each fund’s summary prospectus and the summary section of the statutory prospectus.

Virtus Bond Fund

	1 Year	5 Years	10 Years

Class A
Return Before Taxes	4.13%	5.84%	5.12%
Return After Taxes on Distributions	3.02%	4.37%	3.60%
Return After Taxes on Distributions and Sale of Fund Shares	2.66%	4.11%	3.47%

Class B
Return Before Taxes	3.39%	5.86%	4.72%

Class C
Return Before Taxes	7.36%	5.85%	4.73%

Class I
Return Before Taxes	8.49%	6.92%	5.79%
Barclays U.S. Aggregate Bond Index (reflects no deduction of fees, expenses or taxes)	4.22%	5.95%	5.18%

Virtus Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.13%
5 Years	rr_AverageAnnualReturnYear05	5.84%
10 Years	rr_AverageAnnualReturnYear10	5.12%
Virtus Bond Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.39%
5 Years	rr_AverageAnnualReturnYear05	5.86%
10 Years	rr_AverageAnnualReturnYear10	4.72%
Virtus Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.36%
5 Years	rr_AverageAnnualReturnYear05	5.85%
10 Years	rr_AverageAnnualReturnYear10	4.73%
Virtus Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.49%
5 Years	rr_AverageAnnualReturnYear05	6.92%
10 Years	rr_AverageAnnualReturnYear10	5.79%
Virtus Bond Fund | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.02%
5 Years	rr_AverageAnnualReturnYear05	4.37%
10 Years	rr_AverageAnnualReturnYear10	3.60%
Virtus Bond Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.66%
5 Years	rr_AverageAnnualReturnYear05	4.11%
10 Years	rr_AverageAnnualReturnYear10	3.47%
Virtus Bond Fund | Barclays U.S. Aggregate Bond Index (reflects no deduction of fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.22%
5 Years	rr_AverageAnnualReturnYear05	5.95%
10 Years	rr_AverageAnnualReturnYear10	5.18%
Virtus CA Tax-Exempt Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vot_SupplementTextBlock
Virtus Bond Fund, Virtus CA Tax-Exempt Bond Fund,

Virtus High Yield Fund, Virtus Multi-Sector Intermediate Bond Fund

and Virtus Senior Floating Rate Fund,

each a series of Virtus Opportunities Trust

Supplement dated May 22, 2013

to the Prospectuses dated January 31, 2013

IMPORTANT NOTICE TO INVESTORS

The following corrects after-tax performance information for Class A Shares appearing under “Average Annual Total Returns” in each fund’s summary prospectus and the summary section of the statutory prospectus.

Virtus CA Tax-Exempt Bond Fund

	1 Year	5 Years	10 Years	Class I Since Inception (9/29/06)

Class A
Return Before Taxes	5.46%	4.87%	4.08%	—
Return After Taxes on Distributions	5.25%	4.82%	3.97%	—
Return After Taxes on Distributions and Sale of Fund Shares	5.14%	4.72%	3.98%	—

Class I
Return Before Taxes	8.72%	5.73%	—	5.12%
Barclays U.S. Aggregate Bond Index (reflects no deduction of fees, expenses or taxes)	4.22%	5.95%	5.18%	6.06%
Barclays California Municipal Bond Index (reflects no deduction of fees, expenses or taxes)	8.15%	6.11%	5.30%	5.52%

Virtus CA Tax-Exempt Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.46%
5 Years	rr_AverageAnnualReturnYear05	4.87%
10 Years	rr_AverageAnnualReturnYear10	4.08%
Virtus CA Tax-Exempt Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.72%
5 Years	rr_AverageAnnualReturnYear05	5.73%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	5.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 29, 2006
Virtus CA Tax-Exempt Bond Fund | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.25%
5 Years	rr_AverageAnnualReturnYear05	4.82%
10 Years	rr_AverageAnnualReturnYear10	3.97%
Virtus CA Tax-Exempt Bond Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.14%
5 Years	rr_AverageAnnualReturnYear05	4.72%
10 Years	rr_AverageAnnualReturnYear10	3.98%
Virtus CA Tax-Exempt Bond Fund | Barclays U.S. Aggregate Bond Index (reflects no deduction of fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.22%
5 Years	rr_AverageAnnualReturnYear05	5.95%
10 Years	rr_AverageAnnualReturnYear10	5.18%
Virtus CA Tax-Exempt Bond Fund | Barclays U.S. Aggregate Bond Index (reflects no deduction of fees, expenses or taxes) | Class I
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	6.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 29, 2006
Virtus CA Tax-Exempt Bond Fund | Barclays California Municipal Bond Index (reflects no deduction of fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.15%
5 Years	rr_AverageAnnualReturnYear05	6.11%
10 Years	rr_AverageAnnualReturnYear10	5.30%
Virtus CA Tax-Exempt Bond Fund | Barclays California Municipal Bond Index (reflects no deduction of fees, expenses or taxes) | Class I
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	5.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 29, 2006
Virtus High Yield Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vot_SupplementTextBlock
Virtus Bond Fund, Virtus CA Tax-Exempt Bond Fund,

Virtus High Yield Fund, Virtus Multi-Sector Intermediate Bond Fund

and Virtus Senior Floating Rate Fund,

each a series of Virtus Opportunities Trust

Supplement dated May 22, 2013

to the Prospectuses dated January 31, 2013

IMPORTANT NOTICE TO INVESTORS

The following corrects after-tax performance information for Class A Shares appearing under “Average Annual Total Returns” in each fund’s summary prospectus and the summary section of the statutory prospectus.

Virtus High Yield Fund

	1 Year	5 Years	10 Years	Class I Since Inception (8/8/12)

Class A
Return Before Taxes	11.84%	5.32%	6.44%	—
Return After Taxes on Distributions	9.27%	2.57%	3.76%	—
Return After Taxes on Distributions and Sale of Fund Shares	7.58%	2.82%	3.88%	—

Class B
Return Before Taxes	11.09%	5.35%	6.05%	—

Class C
Return Before Taxes	15.22%	5.35%	6.06%	—

Class I
Return Before Taxes	—	—	—	5.89%
Barclays U.S. Aggregate Bond Index (reflects no deduction of fees, expenses or taxes)	4.22%	5.95%	5.18%	0.90%
Barclays U.S. High-Yield 2% Issuer Capped Bond Index (reflects no deduction of fees, expenses or taxes)	15.78%	10.45%	10.60%	5.24%

Virtus High Yield Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.84%
5 Years	rr_AverageAnnualReturnYear05	5.32%
10 Years	rr_AverageAnnualReturnYear10	6.44%
Virtus High Yield Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.09%
5 Years	rr_AverageAnnualReturnYear05	5.35%
10 Years	rr_AverageAnnualReturnYear10	6.05%
Virtus High Yield Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.22%
5 Years	rr_AverageAnnualReturnYear05	5.35%
10 Years	rr_AverageAnnualReturnYear10	6.06%
Virtus High Yield Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	5.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 8, 2012
Virtus High Yield Fund | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.27%
5 Years	rr_AverageAnnualReturnYear05	2.57%
10 Years	rr_AverageAnnualReturnYear10	3.76%
Virtus High Yield Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.58%
5 Years	rr_AverageAnnualReturnYear05	2.82%
10 Years	rr_AverageAnnualReturnYear10	3.88%
Virtus High Yield Fund | Barclays U.S. Aggregate Bond Index (reflects no deduction of fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.22%
5 Years	rr_AverageAnnualReturnYear05	5.95%
10 Years	rr_AverageAnnualReturnYear10	5.18%
Virtus High Yield Fund | Barclays U.S. Aggregate Bond Index (reflects no deduction of fees, expenses or taxes) | Class I
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	0.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 8, 2012
Virtus High Yield Fund | Barclays U.S. High-Yield 2% Issuer Capped Bond Index (reflects no deduction of fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.78%
5 Years	rr_AverageAnnualReturnYear05	10.45%
10 Years	rr_AverageAnnualReturnYear10	10.60%
Virtus High Yield Fund | Barclays U.S. High-Yield 2% Issuer Capped Bond Index (reflects no deduction of fees, expenses or taxes) | Class I
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	5.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 8, 2012
Virtus Multi-Sector Intermediate Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vot_SupplementTextBlock
Virtus Bond Fund, Virtus CA Tax-Exempt Bond Fund,

Virtus High Yield Fund, Virtus Multi-Sector Intermediate Bond Fund

and Virtus Senior Floating Rate Fund,

each a series of Virtus Opportunities Trust

Supplement dated May 22, 2013

to the Prospectuses dated January 31, 2013

IMPORTANT NOTICE TO INVESTORS

The following corrects after-tax performance information for Class A Shares appearing under “Average Annual Total Returns” in each fund’s summary prospectus and the summary section of the statutory prospectus.

Virtus Multi-Sector Intermediate Bond Fund

	1 Year	5 Years	10 Years	Class I Since Inception (10/1/09)

Class A
Return Before Taxes	9.80%	7.24%	7.28%	—
Return After Taxes on Distributions	7.51%	4.72%	4.91%	—
Return After Taxes on Distributions and Sale of Fund Shares	6.51%	4.64%	4.81%	—

Class B
Return Before Taxes	8.99%	7.25%	6.90%	—

Class C
Return Before Taxes	13.33%	7.28%	6.91%	—

Class I
Return Before Taxes	14.46%	—	—	10.86%
Barclays U.S. Aggregate Bond Index (reflects no deduction of fees, expenses or taxes)	4.22%	5.95%	5.18%	5.64%

Virtus Multi-Sector Intermediate Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.80%
5 Years	rr_AverageAnnualReturnYear05	7.24%
10 Years	rr_AverageAnnualReturnYear10	7.28%
Virtus Multi-Sector Intermediate Bond Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.99%
5 Years	rr_AverageAnnualReturnYear05	7.25%
10 Years	rr_AverageAnnualReturnYear10	6.90%
Virtus Multi-Sector Intermediate Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.33%
5 Years	rr_AverageAnnualReturnYear05	7.28%
10 Years	rr_AverageAnnualReturnYear10	6.91%
Virtus Multi-Sector Intermediate Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.46%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	10.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2009
Virtus Multi-Sector Intermediate Bond Fund | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.51%
5 Years	rr_AverageAnnualReturnYear05	4.72%
10 Years	rr_AverageAnnualReturnYear10	4.91%
Virtus Multi-Sector Intermediate Bond Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.51%
5 Years	rr_AverageAnnualReturnYear05	4.64%
10 Years	rr_AverageAnnualReturnYear10	4.81%
Virtus Multi-Sector Intermediate Bond Fund | Barclays U.S. Aggregate Bond Index (reflects no deduction of fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.22%
5 Years	rr_AverageAnnualReturnYear05	5.95%
10 Years	rr_AverageAnnualReturnYear10	5.18%
Virtus Multi-Sector Intermediate Bond Fund | Barclays U.S. Aggregate Bond Index (reflects no deduction of fees, expenses or taxes) | Class I
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	5.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2009
Virtus Senior Floating Rate Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vot_SupplementTextBlock
Virtus Bond Fund, Virtus CA Tax-Exempt Bond Fund,

Virtus High Yield Fund, Virtus Multi-Sector Intermediate Bond Fund

and Virtus Senior Floating Rate Fund,

each a series of Virtus Opportunities Trust

Supplement dated May 22, 2013

to the Prospectuses dated January 31, 2013

IMPORTANT NOTICE TO INVESTORS

The following corrects after-tax performance information for Class A Shares appearing under “Average Annual Total Returns” in each fund’s summary prospectus and the summary section of the statutory prospectus.

Virtus Senior Floating Rate Fund

	1 Year	Since Inception (1/31/08)

Class A
Return Before Taxes	5.72%	5.69%
Return After Taxes on Distributions	3.88%	3.41%
Return After Taxes on Distributions and Sale of Fund Shares	3.68%	3.49%

Class C
Return Before Taxes	8.00%	5.55%

Class I
Return Before Taxes	8.98%	6.54%
Barclays U.S. Aggregate Bond Index (reflects no deduction of fees, expenses or taxes)	4.22%	5.69%
S&P/LSTA Leveraged Loan Index (net) (reflects no deduction of fees, expenses or taxes)	9.66%	6.48%

Virtus Senior Floating Rate Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.72%
Since Inception	rr_AverageAnnualReturnSinceInception	5.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2008
Virtus Senior Floating Rate Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.00%
Since Inception	rr_AverageAnnualReturnSinceInception	5.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2008
Virtus Senior Floating Rate Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.98%
Since Inception	rr_AverageAnnualReturnSinceInception	6.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2008
Virtus Senior Floating Rate Fund | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.88%
Since Inception	rr_AverageAnnualReturnSinceInception	3.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2008
Virtus Senior Floating Rate Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.68%
Since Inception	rr_AverageAnnualReturnSinceInception	3.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2008
Virtus Senior Floating Rate Fund | Barclays U.S. Aggregate Bond Index (reflects no deduction of fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.22%
Since Inception	rr_AverageAnnualReturnSinceInception	5.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2008
Virtus Senior Floating Rate Fund | S&P/LSTA Leveraged Loan Index (net) (reflects no deduction of fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.66%
Since Inception	rr_AverageAnnualReturnSinceInception	6.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2008
Virtus Multi-Sector Short Term Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vot_SupplementTextBlock
Virtus Multi-Sector Short Term Bond Fund,

a series of Virtus Opportunities Trust

Supplement dated May 22, 2013

to the Prospectuses dated January 31, 2013

IMPORTANT NOTICE TO INVESTORS

The following corrects after-tax performance information for Class A Shares appearing under “Average Annual Total Returns” in the fund’s summary prospectus and the summary section of the statutory prospectus.

	1 Year	5 Years	10 Years	Class I Since Inception (6/6/08)	Class T Since Inception (6/2/03)

Class A
Return Before Taxes	6.93%	6.30%	5.52%	—	—
Return After Taxes on Distributions	5.36%	4.36%	3.73%	—	—
Return After Taxes on Distributions and Sale of Fund Shares	4.47%	4.21%	3.65%	—	—

Class B
Return Before Taxes	7.37%	6.24%	5.24%	—	—

Class C
Return Before Taxes	9.01%	6.49%	5.54%	—	—

Class I
Return Before Taxes	9.66%	—	—	7.76%	—

Class T
Return Before Taxes	8.49%	5.98%	—	—	4.65%
Barclays U.S. Aggregate Bond Index (reflects no deduction of fees, expenses or taxes)	4.22%	5.95%	5.18%	6.17%	4.99%
B of A Merrill Lynch 1-2.99 Year Medium Quality Corporate Bond Index (reflects no deduction of fees, expenses or taxes)	4.90%	4.53%	4.23%	4.47%	3.99%

Virtus Multi-Sector Short Term Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.93%
5 Years	rr_AverageAnnualReturnYear05	6.30%
10 Years	rr_AverageAnnualReturnYear10	5.52%
Virtus Multi-Sector Short Term Bond Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.37%
5 Years	rr_AverageAnnualReturnYear05	6.24%
10 Years	rr_AverageAnnualReturnYear10	5.24%
Virtus Multi-Sector Short Term Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.01%
5 Years	rr_AverageAnnualReturnYear05	6.49%
10 Years	rr_AverageAnnualReturnYear10	5.54%
Virtus Multi-Sector Short Term Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.66%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	7.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 6, 2008
Virtus Multi-Sector Short Term Bond Fund | Class T
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.49%
5 Years	rr_AverageAnnualReturnYear05	5.98%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	4.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 2, 2003
Virtus Multi-Sector Short Term Bond Fund | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.36%
5 Years	rr_AverageAnnualReturnYear05	4.36%
10 Years	rr_AverageAnnualReturnYear10	3.73%
Virtus Multi-Sector Short Term Bond Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.47%
5 Years	rr_AverageAnnualReturnYear05	4.21%
10 Years	rr_AverageAnnualReturnYear10	3.65%
Virtus Multi-Sector Short Term Bond Fund | Barclays U.S. Aggregate Bond Index (reflects no deduction of fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.22%
5 Years	rr_AverageAnnualReturnYear05	5.95%
10 Years	rr_AverageAnnualReturnYear10	5.18%
Virtus Multi-Sector Short Term Bond Fund | Barclays U.S. Aggregate Bond Index (reflects no deduction of fees, expenses or taxes) | Class I
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	6.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 6, 2008
Virtus Multi-Sector Short Term Bond Fund | Barclays U.S. Aggregate Bond Index (reflects no deduction of fees, expenses or taxes) | Class T
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	4.99%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 2, 2003
Virtus Multi-Sector Short Term Bond Fund | B of A Merrill Lynch 1-2.99 Year Medium Quality Corporate Bond Index (reflects no deduction of fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.90%
5 Years	rr_AverageAnnualReturnYear05	4.53%
10 Years	rr_AverageAnnualReturnYear10	4.23%
Virtus Multi-Sector Short Term Bond Fund | B of A Merrill Lynch 1-2.99 Year Medium Quality Corporate Bond Index (reflects no deduction of fees, expenses or taxes) | Class I
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	4.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 6, 2008
Virtus Multi-Sector Short Term Bond Fund | B of A Merrill Lynch 1-2.99 Year Medium Quality Corporate Bond Index (reflects no deduction of fees, expenses or taxes) | Class T
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	3.99%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 2, 2003

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VIRTUS OPPORTUNITIES TRUST
Prospectus Date	rr_ProspectusDate	Jan 31, 2013
Document Creation Date	dei_DocumentCreationDate	May 23, 2013